Expense Example {- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-16 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
Oct. 01, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318